Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings
Borrowings
9.	Borrowings

As of December 31, 2024 and 2025, the Group had short-term borrowing of US $250 and nil, and long-term borrowing of nil and US$1,800 from a third-party company BitTo Inc. The maturity period of the borrowings that were borrowed during the years ended December 31, 2024 and 2025 was September 30, 2027 with an annual interest rate of 7%.